LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [Text Block]

9. LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

A summary of the changes in right-of-use assets for the years ended December 31, 2021 and 2020 is as follows:

Right-of-Use Assets	Head office rent (5-year term)	Vehicles (3 & 4-year term)	Equipment (3-year term)	DeLamar office rent (3.7 and 5-year terms)	Total
Balance, January 1, 2020	$545,213	$66,618	$117,543	$-	$729,374
Additions	4,085	231,864	655	190,182	426,786
Depreciation	(178,695)	(69,070)	(40,300)	(26,414)	(314,479)
Translation differences	10,961	-	-	-	10,961
Balance, December 31, 2020	381,564	229,412	77,898	163,768	852,642
Additions	1,508	208,538	712	152,896	363,654
Depreciation	(179,457)	(147,260)	(40,300)	(91,193)	(458,210)
Translation differences	1,625	-	-	-	1,625
Balance, December 31, 2021	$205,240	$290,690	$38,310	$225,471	$759,711

A summary of the changes in lease liabilities for the years ended December 31, 2021 and 2020 is as follows:

Lease Liabilities	Head office rent	Vehicles	Equipment	DeLamar office rent	Total
Balance, January 1, 2020	$601,692	$67,653	$118,058	$-	$787,403
Short-term lease liability at initial recognition	-	69,121	-	66,219	135,340
Long-term lease liability at initial recognition	(2,075)	162,744	-	123,963	284,632
Payments - principal portion	(159,752)	(80,349)	(36,229)	(9,942)	(286,272)
Adjustments	1,670	-	-	-	1,670
Translation differences	12,098	-	-	-	12,098
Balance, December 31, 2020	453,633	219,169	81,829	180,240	934,871
Short-term lease liability at initial recognition	-	65,679	-	41,699	107,378
Long-term lease liability at initial recognition	3,158	142,859	-	111,197	257,214
Payments - principal portion	(177,986)	(143,628)	(40,122)	(86,793)	(448,529)
Adjustments (rent adjustments & final payment reconciliations)	(9,798)	(1,576)	-	(768)	(12,142)
Translation differences	1,933	-	-	-	1,933
Balance, December 31, 2021	$270,940	$282,503	$41,707	$245,575	$840,725

Right-of-use assets are initially measured at cost, which comprise the initial amount of lease liabilities, adjusted for lease prepayments, lease incentive received, lease initial direct costs, and an estimate of restauration, removal, and dismantling costs. Those right-of-use assets are depreciated on a straight-line basis, over the lease terms.

Lease liabilities are initially measured at the present value of the lease payments to be made over the lease terms, using the effective interest method for the present value determination. When the rate implicit in the lease cannot be readily determined, the Company applied an estimated incremental borrowing rate. The applied interest rates in these leases ranged between 6.34% and 9.24%. Lease liability calculations were based on the assumption that no purchase option will be exercised at the end of the lease terms.

  Carrying lease liabilities amounts and the interest expense changes are as follows:

	Current lease liability	Long-term lease liability	Total lease liabilities	Interest expenses
Balance, January 1, 2020	$235,323	$552,080	$787,403	$66,671
Balance, December 31, 2020	369,708	565,163	934,871	68,785
Balance, December 31, 2021	$460,690	$380,035	$840,725	$76,345

The Company subleased a portion of its head office to three companies for a rent income of $71,797 in the current year ended December 31, 2021 (December 31, 2020 - $48,026). The income is recognized in the statement of operations and comprehensive loss, under the "Rent income - sublease".

Operating Leases

The Company elected to apply recognition exemption under IFRS 16 on its short-term rent agreements related to its office and equipment rentals. For the year ended December 31, 2021, the Company expensed $93,154 (December 31, 2020 - $89,166) related to these operating leases. The Company's short-term lease commitment as of December 31, 2021 was $19,068 (December 31, 2020 - $12,470).